Credit Risk - Summary of Detailed Information of Interest only Loan Maturity Analysis (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Interest Only Loans [Line Items]
carrying amount of interest-only loans	£ 38,062	£ 38,035
Term expired [member]
Interest Only Loans [Line Items]
carrying amount of interest-only loans	338	541
Within 2 years [member]
Interest Only Loans [Line Items]
carrying amount of interest-only loans	1,541	1,346
Between 2-5 years [member]
Interest Only Loans [Line Items]
carrying amount of interest-only loans	3,706	3,761
Between 5-15 years [member]
Interest Only Loans [Line Items]
carrying amount of interest-only loans	20,984	21,711
Greater than 15 years [member]
Interest Only Loans [Line Items]
carrying amount of interest-only loans	11,493	10,676
Weighted average LTV [member]
Interest Only Loans [Line Items]
carrying amount of interest-only loans	3,185	3,089
Weighted average LTV [member] | Term expired [member]
Interest Only Loans [Line Items]
carrying amount of interest-only loans	11	43
Weighted average LTV [member] | Within 2 years [member]
Interest Only Loans [Line Items]
carrying amount of interest-only loans	111	110
Weighted average LTV [member] | Between 2-5 years [member]
Interest Only Loans [Line Items]
carrying amount of interest-only loans	219	265
Weighted average LTV [member] | Between 5-15 years [member]
Interest Only Loans [Line Items]
carrying amount of interest-only loans	1,793	2,029
Weighted average LTV [member] | Greater than 15 years [member]
Interest Only Loans [Line Items]
carrying amount of interest-only loans	£ 1,051	£ 642